Discontinued Operations (Details) (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net after-tax losses	$ (1,273,000)	$ (5,636,000)	$ (74,712,000)	$ (51,215,000)	$ (39,557,000)
U.S. Foodservice Desserts and Long Fong [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	1,200,000	2,900,000	47,700,000	141,500,000	148,000,000
Net after-tax losses	(1,300,000)	(5,600,000)	(17,600,000)	(51,200,000)	(39,600,000)
Tax benefit on losses	0	0	600,000	1,400,000	2,600,000
U.S. Foodservice Desert Business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre tax losses on sale of business		32,700,000
After tax losses on sale of business		$ 21,100,000